Operating Right-of-Use Lease Liability (Details Narrative) - USD ($)				12 Months Ended
	Mar. 09, 2022	Sep. 05, 2021	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Release Agreement [Member]
Operating lease payments		$ 12,500
Release Agreement [Member] | Furniture and Fixtures [Member]
Operating lease payments		10,000
Release Agreement [Member] | Landlord [Member]
Operating lease payments		$ 22,500
Release Agreement [Member] | Landlord [Member] | Subsequent Event [Member]
Operating lease payments	$ 18,523
Capitol City Solutions USA, Inc. [Member]
Operating right-of-use asset				$ 0
Operating lease liability				63,515
Rent expenses				0
VISSIA Mckinney [Member]
Operating right-of-use asset				0
Operating lease liability				195,980
Rent expenses				0
VISSIA Waterway, Inc. [Member]
Operating right-of-use asset					$ 0
Operating lease liability					$ 182,829
Operating lease payments			$ 88,679
Rent expenses				$ 0
Accounting Standards Update 2016-02 [Member] | Capitol City Solutions USA, Inc. [Member]
Operating right-of-use asset			113,794
Operating lease liability			$ 113,794
Lease term			61 months
Lessee, Operating Lease, Option to Extend			expires in January 2025
Accounting Standards Update 2016-02 [Member] | VISSIA Mckinney [Member]
Operating right-of-use asset			$ 287,206
Operating lease liability			$ 294,774
Lease term			84 months
Accounting Standards Update 2016-02 [Member] | VISSIA Waterway, Inc. [Member]
Operating right-of-use asset			$ 234,485
Operating lease liability			$ 234,485
Lease term			60 months